SCHEDULE OF SUBSIDIARIES (Details) - 12 months ended Dec. 31, 2022		USD ($)	HKD ($)	EUR (€)	CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock Issued During Period, Value, New Issues			$ 85,913,000
Earthasia Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		British Virgin Islands/limited liabilities Company	British Virgin Islands/limited liabilities Company	British Virgin Islands/limited liabilities Company	British Virgin Islands/limited liabilities Company
Stock Issued During Period, Value, New Issues		$ 100	$ 780
Noncontrolling Interest, Ownership Percentage by Parent		100.00%	100.00%	100.00%	100.00%
Noncontrolling Interest, Description		Investment holding	Investment holding	Investment holding	Investment holding
Earthasia International Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company
Stock Issued During Period, Value, New Issues		$ 8,871,718	$ 69,199,400
Noncontrolling Interest, Description		Landscape architecture	Landscape architecture	Landscape architecture	Landscape architecture
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Graphex Innovation and Technology Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company
Stock Issued During Period, Value, New Issues		$ 79,979,120	$ 623,837,138
Noncontrolling Interest, Description		Investment holding	Investment holding	Investment holding	Investment holding
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Think High Global Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		British Virgin Islands/limited liabilities Company	British Virgin Islands/limited liabilities Company	British Virgin Islands/limited liabilities Company	British Virgin Islands/limited liabilities Company
Stock Issued During Period, Value, New Issues		$ 1	$ 7.8
Noncontrolling Interest, Description		Investment holding	Investment holding	Investment holding	Investment holding
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Earthasia Shanghai Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/ wholly foreign owned enterprise	Mainland China/ wholly foreign owned enterprise	Mainland China/ wholly foreign owned enterprise	Mainland China/ wholly foreign owned enterprise
Stock Issued During Period, Value, New Issues		$ 10,000,000	$ 78,000,000
Noncontrolling Interest, Description		Landscape architecture	Landscape architecture	Landscape architecture	Landscape architecture
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Earthasia Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company
Stock Issued During Period, Value, New Issues		$ 1,282	$ 10,000
Noncontrolling Interest, Description		Landscape architecture	Landscape architecture	Landscape architecture	Landscape architecture
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Earthasia Design (Shanghai) Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise
Stock Issued During Period, Value, New Issues		$ 2,940,483	$ 22,935,765		¥ 21,000,000
Noncontrolling Interest, Description		Landscape architecture	Landscape architecture	Landscape architecture	Landscape architecture
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Earthasia (Xiamen) Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise
Stock Issued During Period, Value, New Issues		$ 163,069	$ 1,271,941		¥ 1,000,000
Noncontrolling Interest, Description		Landscape architecture	Landscape architecture	Landscape architecture	Landscape architecture
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Earthasia (QianHai) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/ wholly foreign owned enterprise	Mainland China/ wholly foreign owned enterprise	Mainland China/ wholly foreign owned enterprise	Mainland China/ wholly foreign owned enterprise
Stock Issued During Period, Value, New Issues		$ 761,675			¥ 5,000,000
Noncontrolling Interest, Description		Interior design and landscape architecture	Interior design and landscape architecture	Interior design and landscape architecture	Interior design and landscape architecture
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Earthasia Design Consultant Qing Dao Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/wholly domestic owned enterprise	Mainland China/wholly domestic owned enterprise	Mainland China/wholly domestic owned enterprise	Mainland China/wholly domestic owned enterprise
Stock Issued During Period, Value, New Issues		$ 81,644	$ 636,820		¥ 540,000
Noncontrolling Interest, Description		Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Earthasia Changchun Company Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/domestic owned enterprise	Mainland China/domestic owned enterprise	Mainland China/domestic owned enterprise	Mainland China/domestic owned enterprise
Stock Issued During Period, Value, New Issues		$ 286,236	$ 2,232,642		¥ 2,000,000
Noncontrolling Interest, Description		Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		51.00%	51.00%	51.00%	51.00%
Shanghai Fan Ai Co. Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise
Stock Issued During Period, Value, New Issues		$ 2,530,052	$ 19,734,406		¥ 17,650,000
Noncontrolling Interest, Description		Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Carbonaphene Holdings Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		British Virgin Islands/limited liabilities Company	British Virgin Islands/limited liabilities Company	British Virgin Islands/limited liabilities Company	British Virgin Islands/limited liabilities Company
Stock Issued During Period, Value, New Issues		$ 100	$ 780
Noncontrolling Interest, Description		Investment holding	Investment holding	Investment holding	Investment holding
Yummy Food Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company
Stock Issued During Period, Value, New Issues		$ 167,583	$ 1,307,150
Noncontrolling Interest, Description		Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Shanghai Jingzhu Cultural Tourism Development Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/wholly domestic owned enterprise	Mainland China/wholly domestic owned enterprise	Mainland China/wholly domestic owned enterprise	Mainland China/wholly domestic owned enterprise
Stock Issued During Period, Value, New Issues	[1]	$ 2,683,690	$ 20,932,785		¥ 18,650,000
Noncontrolling Interest, Description	[1]	Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	[1]	100.00%	100.00%	100.00%	100.00%
Happy Growth Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		British Virgin Islands/limited liabilities Company	British Virgin Islands/limited liabilities Company	British Virgin Islands/limited liabilities Company	British Virgin Islands/limited liabilities Company
Stock Issued During Period, Value, New Issues		$ 1	$ 7.8
Noncontrolling Interest, Description	[1]	Investment holding	Investment holding	Investment holding	Investment holding
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	[1]	100.00%	100.00%	100.00%	100.00%
C Nice Apex Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company
Stock Issued During Period, Value, New Issues		$ 1	$ 0.1
Noncontrolling Interest, Description	[1]	Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	[1]	100.00%	100.00%	100.00%	100.00%
Allied Apex Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company
Stock Issued During Period, Value, New Issues	[1]	$ 3,707,392	$ 28,917,656
Noncontrolling Interest, Description	[1]	Investment holding	Investment holding	Investment holding	Investment holding
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	[1]	100.00%	100.00%	100.00%	100.00%
Shanghai Tanao New Materials Technology Company Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity	[1]	Mainland China/ wholly foreign owned enterprise	Mainland China/ wholly foreign owned enterprise	Mainland China/ wholly foreign owned enterprise	Mainland China/ wholly foreign owned enterprise
Stock Issued During Period, Value, New Issues	[1]	$ 12,820,513	$ 100,000,000
Noncontrolling Interest, Description	[1]	Sale of graphene products	Sale of graphene products	Sale of graphene products	Sale of graphene products
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	[1]	100.00%	100.00%	100.00%	100.00%
Heilongjiang Province Graphex New Material Technology Company Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/wholly domestic owned enterprise	Mainland China/wholly domestic owned enterprise	Mainland China/wholly domestic owned enterprise	Mainland China/wholly domestic owned enterprise
Stock Issued During Period, Value, New Issues	[1]	$ 1,431,180	$ 11,163,206		¥ 10,000,000
Noncontrolling Interest, Description	[1]	Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	[1]	100.00%	100.00%	100.00%	100.00%
Heilongjiang Mudanjiang Nongken Tanao Graphene Deep Processing Company Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise
Stock Issued During Period, Value, New Issues		$ 7,155,901	$ 55,816,030		¥ 50,000,000
Noncontrolling Interest, Description		Manufacturing and sale of graphene products	Manufacturing and sale of graphene products	Manufacturing and sale of graphene products	Manufacturing and sale of graphene products
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Graphex (Heilongjiang) New Energy Technology Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/wholly foreign owned enterprise	Mainland China/wholly foreign owned enterprise	Mainland China/wholly foreign owned enterprise	Mainland China/wholly foreign owned enterprise
Stock Issued During Period, Value, New Issues			$ 78,000,000		¥ 10,000,000
Noncontrolling Interest, Description		Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Thai Gallery (HK) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company
Stock Issued During Period, Value, New Issues		$ 12.8	$ 100
Noncontrolling Interest, Description		Investment holding	Investment holding	Investment holding	Investment holding
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		51.00%	51.00%	51.00%	51.00%
Thai Gallery S R L [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Italy/limited liabilities Company	Italy/limited liabilities Company	Italy/limited liabilities Company	Italy/limited liabilities Company
Stock Issued During Period, Value, New Issues		$ 23,654	$ 184,502	€ 20,000
Noncontrolling Interest, Description		Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		51.00%	51.00%	51.00%	51.00%
Graphex Technologies, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		USA/ Wholly owned	USA/ Wholly owned	USA/ Wholly owned	USA/ Wholly owned
Noncontrolling Interest, Description		Marketing of graphene products	Marketing of graphene products	Marketing of graphene products	Marketing of graphene products
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Chengudu Thai [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise
Stock Issued During Period, Value, New Issues		$ 572,472	$ 4,465,282		¥ 4,000,000
Noncontrolling Interest, Description		Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		51.00%	51.00%	51.00%	51.00%
Chengdu Taihaowei [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise	Mainland China/ wholly domestic owned enterprise
Stock Issued During Period, Value, New Issues		$ 715,590	$ 5,581,603		¥ 5,000,000
Noncontrolling Interest, Description		Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		51.00%	51.00%	51.00%	51.00%
Le Colonial Company Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company	Hong Kong/limited liabilities Company
Stock Issued During Period, Value, New Issues		$ 12.8	$ 100
Noncontrolling Interest, Description		Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Chengdu [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/ wholly foreign owned enterprise	Mainland China/ wholly foreign owned enterprise	Mainland China/ wholly foreign owned enterprise	Mainland China/ wholly foreign owned enterprise
Stock Issued During Period, Value, New Issues		$ 71,559	$ 558,160		¥ 500,000
Noncontrolling Interest, Description		Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%	100.00%	100.00%	100.00%
Suzhou Industrial Park Wenlvge Hotel Management Co [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/domestic owned enterprise	Mainland China/domestic owned enterprise	Mainland China/domestic owned enterprise	Mainland China/domestic owned enterprise
Stock Issued During Period, Value, New Issues		$ 726,628	$ 5,667,697		¥ 5,000,000
Noncontrolling Interest, Description		Dormant	Dormant	Dormant	Dormant
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		51.00%	51.00%	51.00%	51.00%
Thai Joy F&B Management (Shanghai) Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation or establishment form of legal entity		Mainland China/wholly foreign owned enterprise	Mainland China/wholly foreign owned enterprise	Mainland China/wholly foreign owned enterprise	Mainland China/wholly foreign owned enterprise
Stock Issued During Period, Value, New Issues		$ 726,628	$ 5,667,697		¥ 5,000,000
Noncontrolling Interest, Description		Catering Management	Catering Management	Catering Management	Catering Management
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		51.00%	51.00%	51.00%	51.00%

[1]	The English names of these companies represent the best effort made by the management of the Company to directly translate their Chinese names as these companies do not register any official English names.